Note 8 - Commitments and Contingencies - Lease Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 34,000	$ 33,000	$ 99,000	$ 91,000	$ 124,000	$ 116,000
Short-term lease cost					0	0
Variable lease cost	5,000	7,000	19,000	22,000	29,000	29,000
Total	39,000	40,000	118,000	113,000	153,000	145,000
Operating cash flows from operating leases	$ 34,000	$ 21,000	$ 109,000	$ 91,000	$ 129,000	$ 138,000